                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 20, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1.   REPORTS TO STOCKHOLDERS

EATON VANCE(R) MANAGED INVESTMENTS [LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT APRIL 30, 2004

EATON VANCE TAX-MANAGED VALUE FUND

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

    For more information about Eaton Vance's privacy policies, call:
    1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2004
INVESTMENT UPDATE

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
  Portfolio Manager

MANAGEMENT DISCUSSION

- During the six-month period ended April 30, 2004, the U.S. stock market recorded solid gains as an improving economy, robust corporate earnings growth and low interest rates all contributed to the market's continuing recovery. During this same period, all share classes of Eaton Vance Tax-Managed Value Fund recorded positive mid-single digit returns. While the Fund participated in the market's recent advance, its latest six-month returns modestly lagged those of its benchmarks (the S&P 500 Composite Index and the Russell 1000 Value Index).(1)

- Throughout the period, the U.S. economy continued to grow. Lower tax rates and new job creation provided consumers with money to spend and the confidence needed to spend it. Growing energy demand, coupled with global unrest, has kept oil and gas prices high, benefiting companies throughout the energy industry. Contributing significantly to Fund performance over the past six months were stocks the Portfolio held in the consumer and energy sectors.

- In early April, the government released a series of economic reports indicating surprisingly strong retail sales and jobs growth. These reports caused interest rates to jump and triggered investor anxiety about possible future rate increases, which also precipitated a sharp correction across sectors of the stock market commonly perceived to be interest rate sensitive. Many utilities, financial companies, and real estate investment trusts (REITs) came under particular selling pressure during the month of April. Reflecting these trends, Portfolio holdings of certain financial companies, along with some utility stocks, trended lower during April, thereby limiting the Fund's semiannual returns. Looking ahead, we continue to be constructive on the underlying fundamentals for the utility, financial and REIT stocks held by the Portfolio.

- Going forward, the Fund will continue to seek investments in companies characterized by strong business franchises and attractive growth prospects. We will maintain our discipline of only buying shares of such companies when they are available at discount valuations relative to the overall equity market. We are confident that this traditional and disciplined approach to value investing is a solid one that over time can serve shareholders well. As always we thank you, our fellow shareholders, for your continued participation and confidence in the Fund.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of 6.00%. This return was the result of an increase in net asset value (NAV) per share to $13.09 on April 30, 2004, from $12.46 on October 31, 2003, and the distribution of $0.116 per share in dividend income.(2)

- The Fund's Class B shares had a total return of 5.62% during the same period, the result of an increase in NAV per share to $12.37 from $11.74, and the distribution of $0.029 per share in dividend income.(2)

- The Fund's Class C shares had a total return of 5.56% during the same period, the result of an increase in NAV per share to $12.69 from $12.05, and the distribution of $0.030 per share in dividend income.(2)

- The Fund's Class D shares had a total return of 5.60% during the same period, the result of an increase in NAV per share to $10.42 from $9.89, and the distribution of $0.024 per share in dividend income.(2)

- For comparison, the Russell 1000 Value Index returned 8.15% for the period from October 31, 2003, to April 30, 2004. The S&P 500 had a return of 6.27%, and the average return of funds in the Lipper Large-Cap Value Classification was 7.63% for the same period.(1)

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

   (1) It is not possible to invest directly in an Index or a Lipper Classification. (2) Returns are historical and do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. If the sales charge was deducted, the performance would be reduced.

       Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2004
PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           21.61%           6.63%
Return After Taxes on Distributions                           21.45%           6.59%
Return After Taxes on Distributions
and Sale of Fund Shares                                       14.26%           5.72%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           14.65%           5.19%
Return After Taxes on Distributions                           14.49%           5.15%
Return After Taxes on Distributions
and Sale of Fund Shares                                        9.72%           4.46%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           20.73%           5.13%
Return After Taxes on Distributions                           20.69%           5.13%
Return After Taxes on Distributions
and Sale of Fund Shares                                       13.53%           4.42%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           15.73%           4.73%
Return After Taxes on Distributions                           15.69%           4.73%
Return After Taxes on Distributions
and Sale of Fund Shares                                       10.28%           4.08%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           20.69%           5.78%
Return After Taxes on Distributions                           20.64%           5.77%
Return After Taxes on Distributions
and Sale of Fund Shares                                       13.50%           4.98%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           19.69%           5.78%
Return After Taxes on Distributions                           19.64%           5.77%
Return After Taxes on Distributions
and Sale of Fund Shares                                       12.85%           4.98%

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           20.74%           5.10%
Return After Taxes on Distributions                           20.70%           5.10%
Return After Taxes on Distributions                           13.54%           4.39%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                                           ONE YEAR    LIFE OF FUND
Return Before Taxes                                           15.74%           4.71%
Return After Taxes on Distributions                           15.70%           4.70%
Return After Taxes on Distributions                           10.29%           4.04%
and Sale of Fund Shares

Class A commenced operations on 12/27/99. Class B commenced operations on 1/18/00. Class C commenced operations on 1/24/00. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not. The maximum sales charge applicable to Class A shares is 5.75%. The CDSC applicable to Class B and Class D shares is as follows: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% 5th year; 1% - 6th year. Class C shares are subject to a 1% CDSC for shares redeemed within 12 months of purchase.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. The Fund's returns for the one-year period reflect the strong stock market returns during the period. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investment in Tax-Managed Value Portfolio, at value
   (identified cost, $541,776,082)                                                 $   686,107,594
Receivable for Fund shares sold                                                          1,922,983
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   688,030,577
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $     1,068,573
Payable to affiliate for distribution and service fees                                     123,030
Payable to affiliate for Trustees' fees                                                        290
Accrued expenses                                                                           221,444
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $     1,413,337
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   686,617,240
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $   662,792,858
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                      (121,733,488)
Accumulated undistributed net investment income                                          1,226,358
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                                       144,331,512
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   686,617,240
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $   251,837,734
SHARES OUTSTANDING                                                                      19,237,782
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         13.09
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.09)                                                $         13.89
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $   211,909,872
SHARES OUTSTANDING                                                                      17,134,205
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         12.37
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $   212,189,075
SHARES OUTSTANDING                                                                      16,718,864
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         12.69
--------------------------------------------------------------------------------------------------

CLASS D SHARES

NET ASSETS                                                                         $    10,680,559
SHARES OUTSTANDING                                                                       1,025,239
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.42
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $57,646)                 $     7,731,517
Interest allocated from Portfolio                                                           34,715
Expenses allocated from Portfolio                                                       (2,313,991)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                               $     5,452,241
--------------------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                                 $       504,468
Trustees' fees and expenses                                                                  1,946
Distribution and service fees
   Class A                                                                                 295,696
   Class B                                                                               1,075,377
   Class C                                                                               1,052,602
   Class D                                                                                  52,359
Transfer and dividend disbursing agent fees                                                384,170
Printing and postage                                                                        40,802
Registration fees                                                                           20,085
Custodian fee                                                                               18,102
Legal and accounting services                                                                8,334
Miscellaneous                                                                               12,400
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     3,466,341
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     1,985,900
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $     4,308,118
   Foreign currency transactions                                                             1,766
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     4,309,884
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $    29,045,502
   Foreign currency                                                                          1,184
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    29,046,686
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    33,356,570
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    35,342,470
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            APRIL 30, 2004        YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)           OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $        1,985,900    $        2,323,951
   Net realized gain                                                    4,309,884             5,738,640
   Net change in unrealized
      appreciation (depreciation)                                      29,046,686            72,355,401
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       35,342,470    $       80,417,992
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $       (1,984,039)   $          (75,607)
      Class B                                                            (506,249)                   --
      Class C                                                            (495,483)                   --
      Class D                                                             (23,797)                   --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $       (3,009,568)   $          (75,607)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $       49,729,196    $       65,585,256
      Class B                                                          12,817,712            37,349,052
      Class C                                                          20,815,791            51,087,833
      Class D                                                           1,217,443             2,525,915
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                           1,630,589                62,855
      Class B                                                             375,448                    --
      Class C                                                             342,453                    --
      Class D                                                              22,024                    --
   Cost of shares redeemed
      Class A                                                         (23,490,618)          (63,428,122)
      Class B                                                         (14,151,796)          (34,564,639)
      Class C                                                         (16,927,660)          (52,119,008)
      Class D                                                            (872,533)           (1,173,727)
   Net asset value of shares exchanged
      Class A                                                           1,857,244                    --
      Class B                                                          (1,857,082)                   --
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $       31,508,211    $        5,325,415
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $       63,841,113    $       85,667,800
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $      622,776,127    $      537,108,327
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $      686,617,240    $      622,776,127
-------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF PERIOD                                               $        1,226,358    $        2,250,026
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2004       ---------------------------------------------------
                                                       (UNAUDITED)             2003         2002         2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $         12.460     $   10.770   $   11.770   $   12.150     $   10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                           $          0.068     $    0.101   $    0.051   $    0.012     $   (0.002)
Net realized and unrealized gain (loss)                           0.678          1.594       (1.051)      (0.392)         2.152
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $          0.746     $    1.695   $   (1.000)  $   (0.380)    $    2.150
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $         (0.116)    $   (0.005)  $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $         (0.116)    $   (0.005)  $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $         13.090     $   12.460   $   10.770   $   11.770     $   12.150
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                    6.00%         15.74%       (8.50)%      (3.13)%        21.50%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)              $        251,838     $  211,918   $  181,588   $  152,849     $   30,140
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.23%(4)       1.27%        1.26%        1.29%          1.71%(4)
   Net investment income (loss)                                    1.08%(4)       0.91%        0.44%        0.17%         (0.06)%(4)
Portfolio Turnover of the Portfolio                                  14%            76%         213%          45%(5)         --
Portfolio Turnover of the Fund(6)                                    --             --           --           83%           128%
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, December 27, 1999, to October 31, 2000.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.
(5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                        See notes to financial statements

                                                                                        CLASS B
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2004       ---------------------------------------------------
                                                       (UNAUDITED)             2003         2002         2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $         11.740     $   10.220   $   11.250   $   11.710     $   10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                           $          0.020     $    0.017   $   (0.034)  $   (0.039)    $   (0.029)
Net realized and unrealized gain (loss)                           0.639          1.503       (0.996)      (0.421)         1.739
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $          0.659     $    1.520   $   (1.030)  $   (0.460)    $    1.710
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $         (0.029)    $       --   $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $         (0.029)    $       --   $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $         12.370     $   11.740   $   10.220   $   11.250     $   11.710
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                    5.62%         14.87%       (9.16)%      (3.93)%        17.10%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)              $        211,910     $  203,665   $  174,951   $  147,570     $   20,690
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.98%(4)       2.02%        2.01%        2.04%          2.45%(4)
   Net investment income (loss)                                    0.33%(4)       0.16%       (0.31)%      (0.59)%        (0.78)%(4)
Portfolio Turnover of the Portfolio                                  14%            76%         213%          45%(5)         --
Portfolio Turnover of the Fund(6)                                    --             --           --           83%           128%
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 18, 2000, to October 31, 2000.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.
(5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                        See notes to financial statements

                                                                                        CLASS C
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2004       ---------------------------------------------------
                                                       (UNAUDITED)             2003         2002         2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $         12.050     $   10.490   $   11.550   $   12.020     $   10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                           $          0.020     $    0.018   $   (0.034)  $   (0.041)    $   (0.027)
Net realized and unrealized gain (loss)                           0.650          1.542       (1.026)      (0.429)         2.047
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $          0.670     $    1.560   $   (1.060)  $   (0.470)    $    2.020
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $         (0.030)    $       --   $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $         (0.030)    $       --   $       --   $       --     $       --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $         12.690     $   12.050   $   10.490   $   11.550     $   12.020
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                    5.56%         14.87%       (9.18)%      (3.91)%        20.20%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)              $        212,189     $  197,385   $  173,306   $  139,653     $   18,494
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.98%(4)       2.02%        2.01%        2.04%          2.46%(4)
   Net investment income (loss)                                    0.32%(4)       0.16%       (0.31)%      (0.59)%        (0.81)%(4)
Portfolio Turnover of the Portfolio                                  14%            76%         213%          45%(5)         --
Portfolio Turnover of the Fund(6)                                    --             --           --           83%           128%
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 24, 2000, to October 31, 2000.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.
(5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                        See notes to financial statements

                                                                                    CLASS D
                                                        ------------------------------------------------------------
                                                        SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 2004       ---------------------------------------
                                                        UNAUDITED)              2003          2002         2001(1)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $          9.890     $    8.610    $    9.480     $   10.000
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                            $          0.017     $    0.014    $   (0.028)    $   (0.021)
Net realized and unrealized gain (loss)                            0.537          1.266        (0.842)        (0.499)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $          0.554     $    1.280    $   (0.870)    $   (0.520)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $         (0.024)    $       --    $       --     $       --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $         (0.024)    $       --    $       --     $       --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $         10.420     $    9.890    $    8.610     $    9.480
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                     5.60%         14.87%        (9.18)%        (5.20)%
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $         10,681     $    9,808    $    7,263     $    5,154
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                      1.98%(4)       2.02%         2.01%          2.03%(4)
   Net investment income (loss)                                     0.32%(4)       0.17%        (0.30)%        (0.65)%(4)
Portfolio Turnover of the Portfolio                                   14%            76%          213%            45%(5)
Portfolio Turnover of the Fund(6)                                     --             --            --             83%
--------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 15, 2001, to October 31, 2001.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.
(5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                        See notes to financial statements

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (90.2% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $124,101,791 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($84,709,232) and on October 31, 2010 ($39,392,559).

   D EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund of the same class at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         APRIL 30, 2004      YEAR ENDED
   CLASS A                               (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                        3,749,456           5,900,074
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               125,914               5,918
   Redemptions                                 (1,783,865)         (5,756,750)
   Exchange to Class A shares                     140,066                  --
   --------------------------------------------------------------------------
   NET INCREASE                                 2,231,571             149,242
   --------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         APRIL 30, 2004      YEAR ENDED
   CLASS B                               (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                        1,037,289           3,567,336
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                30,599                  --
   Redemptions                                 (1,134,839)         (3,336,368)
   Exchange from Class B shares                  (148,004)                 --
   --------------------------------------------------------------------------
   NET INCREASE (DECREASE)                       (214,955)            230,968
   --------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         APRIL 30, 2004      YEAR ENDED
   CLASS C                               (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                        1,635,853           4,749,340
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                27,200                  --
   Redemptions                                 (1,328,886)         (4,888,981)
   --------------------------------------------------------------------------
   NET INCREASE (DECREASE)                        334,167            (139,641)
   --------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         APRIL 30, 2004      YEAR ENDED
   CLASS D                               (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                          115,841             281,728
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 2,132                  --
   Redemptions                                    (84,637)           (133,553)
   --------------------------------------------------------------------------
   NET INCREASE                                    33,336             148,175
   --------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2004, the administration fee amounted to $504,468. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $49,823 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2004.

   EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $31,822 in sub-transfer agent fees from the Fund.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B, Class C, and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C, and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $806,533, $789,452 and $39,269 for Class B, Class C, and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B, Class C, and Class D shares. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,395,000, $18,102,000 and $445,000 for Class B, Class C, and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $295,696, $268,844, $263,151 and $13,090 for Class A, Class B, Class C,
   and Class D shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C, and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C, and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C, and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $268,000, $7,000, and $26,000 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares, respectively for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $85,540,370 and $61,265,765 respectively, for the six months ended April 30, 2004.

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 97.6%

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
ADVERTISING -- 0.6%

Omnicom Group, Inc.                                       56,500   $    4,492,315
---------------------------------------------------------------------------------
                                                                   $    4,492,315
---------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 3.8%

General Dynamics Corp.                                   155,000   $   14,511,100
Northrop Grumman Corp.                                    75,000        7,443,750
United Technologies Corp.                                 85,000        7,332,100
---------------------------------------------------------------------------------
                                                                   $   29,286,950
---------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 0.5%

BorgWarner, Inc.                                          50,000   $    4,097,000
---------------------------------------------------------------------------------
                                                                   $    4,097,000
---------------------------------------------------------------------------------

BANKS - EUROPEAN -- 0.6%

Anglo Irish Bank Corp., PLC                              300,000   $    4,908,881
---------------------------------------------------------------------------------
                                                                   $    4,908,881
---------------------------------------------------------------------------------

BANKS - REGIONAL -- 13.0%

Bank of America Corp.                                    239,486   $   19,276,228
Bank One Corp.                                           175,000        8,639,750
Charter One Financial, Inc.                              175,000        5,839,750
National City Corp.                                      325,000       11,267,750
SouthTrust Corp.                                         225,000        6,993,000
TCF Financial Corp.                                      150,000        7,432,500
Wachovia Corp.                                           300,000       13,725,000
Washington Mutual, Inc.                                  250,000        9,847,500
Wells Fargo & Co.                                        275,000       15,526,500
---------------------------------------------------------------------------------
                                                                   $   98,547,978
---------------------------------------------------------------------------------

BEVERAGES -- 0.7%

Anheuser-Busch Cos., Inc.                                100,000   $    5,124,000
---------------------------------------------------------------------------------
                                                                   $    5,124,000
---------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.9%

Clear Channel Communications, Inc.                       200,000   $    8,298,000
Comcast Corp., Class A(1)                                200,000        6,020,000
---------------------------------------------------------------------------------
                                                                   $   14,318,000
---------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

Lennar Corp.                                             160,000   $    7,496,000
---------------------------------------------------------------------------------
                                                                   $    7,496,000
---------------------------------------------------------------------------------

CHEMICALS -- 1.2%

Air Products and Chemicals, Inc.                         190,000   $    9,463,900
---------------------------------------------------------------------------------
                                                                   $    9,463,900
---------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 4.0%

ALLTEL Corp.                                             150,000   $    7,551,000
BellSouth Corp.                                          175,000        4,516,750
SBC Communications, Inc.                                 350,000        8,715,000
Verizon Communications, Inc.                             254,000        9,585,960
---------------------------------------------------------------------------------
                                                                   $   30,368,710
---------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.4%

Diebold, Inc.                                            100,000   $    4,609,000
Hewlett-Packard Co.                                      385,000        7,584,500
International Business Machines Corp.                    155,000       13,666,350
---------------------------------------------------------------------------------
                                                                   $   25,859,850
---------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 1.5%

Cooper Industries Ltd., Class A(2)                       100,000   $    5,491,000
Eaton Corp.                                              100,000        5,938,000
---------------------------------------------------------------------------------
                                                                   $   11,429,000
---------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.8%

ALLETE, Inc.                                             125,000   $    4,318,750
Dominion Resources, Inc.                                 175,000       11,166,750
Entergy Corp.                                            186,000       10,155,600
Exelon Corp.                                             200,000       13,388,000
FirstEnergy Corp.                                         75,000        2,932,500
FPL Group, Inc.                                          155,000        9,861,100
---------------------------------------------------------------------------------
                                                                   $   51,822,700
---------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.5%

Citigroup, Inc.                                          350,000   $   16,831,500
Countrywide Financial Corp.                              225,000       13,342,500
Fannie Mae                                                75,000        5,154,000
First Data Corp.                                         175,000        7,943,250
J.P. Morgan Chase & Co.                                  185,000        6,956,000
National Commerce Financial Corp.                        265,000        7,046,350
---------------------------------------------------------------------------------
                                                                   $   57,273,600
---------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
FOODS -- 3.4%

Kellogg Co.                                               90,000   $    3,861,000
Nestle SA(2)                                              45,000       11,383,619
Sara Lee Corp.                                           450,000       10,386,000
---------------------------------------------------------------------------------
                                                                   $   25,630,619
---------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.8%

Caremark Rx, Inc.(1)                                     175,000   $    5,923,750
---------------------------------------------------------------------------------
                                                                   $    5,923,750
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.4%

Kimberly-Clark Corp.                                     160,000   $   10,472,000
---------------------------------------------------------------------------------
                                                                   $   10,472,000
---------------------------------------------------------------------------------

INFORMATION TECHNOLOGY AND MANAGEMENT
CONSULTING -- 0.6%

Accenture Ltd., Class A(1)(2)                            199,000   $    4,730,230
---------------------------------------------------------------------------------
                                                                   $    4,730,230
---------------------------------------------------------------------------------

INSURANCE -- 5.2%

Allstate Corp. (The)                                     150,000   $    6,885,000
Marsh & McLennan Cos., Inc.                               75,000        3,382,500
MetLife, Inc.                                            450,000       15,525,000
Progressive Corp.                                         91,500        8,008,080
XL Capital Ltd., Class A(2)                               75,000        5,726,250
---------------------------------------------------------------------------------
                                                                   $   39,526,830
---------------------------------------------------------------------------------

INVESTMENT SERVICES -- 3.9%

Franklin Resources, Inc.                                  75,000   $    4,112,250
Goldman Sachs Group, Inc.                                100,000        9,650,000
Merrill Lynch & Co., Inc.                                160,000        8,676,800
Morgan Stanley                                           137,000        7,040,430
---------------------------------------------------------------------------------
                                                                   $   29,479,480
---------------------------------------------------------------------------------

MACHINERY -- 1.3%

Deere and Co.                                            150,000   $   10,206,000
---------------------------------------------------------------------------------
                                                                   $   10,206,000
---------------------------------------------------------------------------------

MEDICAL - DRUGS -- 3.8%

Abbott Laboratories                                       75,000   $    3,301,500
Cardinal Health, Inc.                                    110,000        8,057,500
Pfizer, Inc.                                             325,000       11,622,000
Wyeth                                                    150,000   $    5,710,500
---------------------------------------------------------------------------------
                                                                   $   28,691,500
---------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.8%

Alcoa, Inc.                                              450,000   $   13,837,500
---------------------------------------------------------------------------------
                                                                   $   13,837,500
---------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.3%

GlobalSantaFe Corp.                                      368,000   $    9,704,160
Noble Corp.(1)                                           200,000        7,432,000
---------------------------------------------------------------------------------
                                                                   $   17,136,160
---------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.8%

Apache Corp.                                             150,000   $    6,280,500
---------------------------------------------------------------------------------
                                                                   $    6,280,500
---------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 8.0%

ChevronTexaco Corp.                                      150,000   $   13,725,000
ConocoPhillips                                           225,000       16,042,500
Exxon Mobil Corp.                                        350,000       14,892,500
Occidental Petroleum Corp.                               340,000       16,048,000
---------------------------------------------------------------------------------
                                                                   $   60,708,000
---------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

Weyerhaeuser Co.                                         225,000   $   13,320,000
---------------------------------------------------------------------------------
                                                                   $   13,320,000
---------------------------------------------------------------------------------

PUBLISHING -- 1.8%

Gannett Co., Inc.                                        155,000   $   13,435,400
---------------------------------------------------------------------------------
                                                                   $   13,435,400
---------------------------------------------------------------------------------

REITS -- 2.5%

AMB Property Corp.                                       112,500   $    3,408,750
AvalonBay Communities, Inc.                               75,000        3,722,250
General Growth Properties, Inc.                          150,000        4,066,500
Public Storage, Inc.                                      90,000        3,761,100
Vornado Realty Trust                                      75,000        3,783,750
---------------------------------------------------------------------------------
                                                                   $   18,742,350
---------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
RESTAURANTS -- 0.9%

McDonald's Corp.                                         250,000   $    6,807,500
---------------------------------------------------------------------------------
                                                                   $    6,807,500
---------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 1.0%

Home Depot, Inc. (The)                                   225,000   $    7,917,750
---------------------------------------------------------------------------------
                                                                   $    7,917,750
---------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 4.3%

Sears, Roebuck & Co.                                     200,000   $    8,010,000
Target Corporation                                       206,000        8,934,220
TJX Companies, Inc.                                      630,000       15,479,100
---------------------------------------------------------------------------------
                                                                   $   32,423,320
---------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT
MANUFACTURING -- 1.2%

Motorola, Inc.                                           250,000   $    4,562,500
Nokia Corp. - Sponsored ADR                              350,000        4,903,500
---------------------------------------------------------------------------------
                                                                   $    9,466,000
---------------------------------------------------------------------------------

TOBACCO -- 1.8%

Altria Group, Inc.                                       249,000   $   13,789,620
---------------------------------------------------------------------------------
                                                                   $   13,789,620
---------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 0.6%

FedEx Corp.                                               65,500   $    4,710,105
---------------------------------------------------------------------------------
                                                                   $    4,710,105
---------------------------------------------------------------------------------

TRANSPORTATION -- 1.1%

Burlington Northern Santa Fe Corp.                       125,000   $    4,087,500
Union Pacific Corp.                                       75,000        4,419,750
---------------------------------------------------------------------------------
                                                                   $    8,507,250
---------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 0.8%

Nextel Communications, Inc., Class A(1)                  250,000   $    5,965,000
---------------------------------------------------------------------------------
                                                                   $    5,965,000
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $588,337,997)                                   $  742,195,748
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                        $        15,539   $   15,539,000
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $15,539,000)                                     $   15,539,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
  (IDENTIFIED COST $603,876,997)                                       $  757,734,748
-------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                 $    2,695,579
-------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $  760,430,327
-------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $603,876,997)                    $  757,734,748
Cash                                                                                528
Receivable for investments sold                                               3,627,325
Interest and dividends receivable                                             1,153,282
Tax reclaim receivable                                                           78,590
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  762,594,473
---------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $    2,100,490
Payable to affiliate for Trustees' fees                                           1,836
Accrued expenses                                                                 61,820
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    2,164,146
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  760,430,327
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  606,570,306
Net unrealized appreciation (computed on the basis of identified cost)      153,860,021
---------------------------------------------------------------------------------------
TOTAL                                                                    $  760,430,327
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $63,519)                                $    8,440,847
Interest                                                                         37,954
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    8,478,801
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $    2,359,781
Trustees' fees and expenses                                                      12,415
Custodian fee                                                                   126,293
Legal and accounting services                                                    29,716
Miscellaneous                                                                       403
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $    2,528,608
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    5,950,193
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    4,650,842
   Foreign currency transactions                                                  1,907
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $    4,652,749
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   31,250,337
   Foreign currency                                                               1,340
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   31,251,677
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $   35,904,426
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   41,854,619
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         OCTOBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      5,950,193    $      8,807,153
   Net realized gain                                        4,652,749           5,320,034
   Net change in unrealized
      appreciation (depreciation)                          31,251,677          78,812,382
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     41,854,619    $     92,939,569
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $    106,451,967    $    177,743,922
   Withdrawals                                            (61,288,077)       (159,632,380)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $     45,163,890    $     18,111,542
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $     87,018,509    $    111,051,111
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $    673,411,818    $    562,360,707
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $    760,430,327    $    673,411,818
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                        SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 2004         ---------------------------------------
                                                        (UNAUDITED)                2003         2002          2001(1)
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.69%(2)         0.70%         0.72%          0.70%(2)
   Net investment income                                            1.62%(2)         1.47%         0.99%          0.69%(2)
Portfolio Turnover                                                    14%              76%          213%            45%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     6.28%           16.40%        (7.99)%           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $        760,430       $  673,412    $  562,361     $  442,447
----------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, July 23, 2001, to October 31, 2001.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Value Fund held approximately 90.2% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $2,359,781. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $141,684,139 and $102,837,321, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                       $    603,876,997
   ---------------------------------------------------------------------
   Gross unrealized appreciation                        $    155,504,054
   Gross unrealized depreciation                              (1,646,303)
   ---------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                          $    153,857,751
   ---------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

EATON VANCE TAX-MANAGED VALUE FUND
INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED VALUE FUND

                     OFFICERS
                     Thomas E. Faust
                     President

                     William H. Ahern, Jr.
                     Vice President

                     Thomas J. Fetter
                     Vice President

                     Michael R. Mach
                     Vice President

                     Robert B. MacIntosh
                     Vice President

                     Duncan W. Richardson
                     Vice President

                     Walter A. Row, III
                     Vice President

                     Judith A. Saryan
                     Vice President

                     Susan Schiff
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

TAX-MANAGED VALUE PORTFOLIO

                     OFFICERS
                     Duncan W. Richardson
                     President

                     Michael R. Mach
                     Vice President and
                     Portfolio Manager

                     Barbara E. Campbell
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

                INVESTMENT ADVISER OF TAX-MANAGED VALUE PORTFOLIO
                         Boston Management and Research
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


               ADMINISTRATOR OF EATON VANCE TAX-MANAGED VALUE FUND
                             Eaton Vance Management
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                       EATON VANCE TAX-MANAGED VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

501-6/04                                                                   TVSRC

ITEM 2.   CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.   SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE TAX MANAGED VALUE FUND

By:     /s/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  June 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  June 17, 2004


By:     /s/ Thomas E. Faust Jr.
       ---------------------------------
       Thomas E. Faust Jr.
       President


Date:  June 17, 2004